Related-Party Transactions (Details Narrative) (10-K)												1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 15, 2018 USD ($)	Nov. 14, 2018 USD ($)	Aug. 30, 2018 USD ($)	Jul. 31, 2018 shares	Jun. 30, 2018 USD ($)	Jun. 06, 2018 USD ($) shares	Oct. 04, 2017 USD ($)	Apr. 01, 2017 USD ($) ft²	Dec. 20, 2016	Jul. 01, 2015 USD ($)	May 31, 2014	Oct. 31, 2018 USD ($)	Jun. 30, 2018 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020	Feb. 13, 2020 USD ($)	Feb. 12, 2020 USD ($)	Oct. 11, 2019 USD ($)
Related Party Transaction [Line Items]
Rent payments	$ 4,000		$ 876,875
Debt instrument principal amount																							$ 1,000,000
Tilted Kilt [Member]
Related Party Transaction [Line Items]
Payment of fund fees																		$ 9,423
Kasturi [Member]
Related Party Transaction [Line Items]
Acquired outstanding | shares				449,581									449,581
Exchange shares of common stock | shares				449,581									449,581
Blue Victory Holdings, Inc [Member]
Related Party Transaction [Line Items]
Debt instrument principal amount														$ 2,208,304		$ 2,208,304		$ 0	$ 1,110,296
Dwg Acquisitions LLC [Member]
Related Party Transaction [Line Items]
Rent payments		$ 4,000			$ 3,000			$ 7,035		$ 5,000		$ 1,100
Annual rent payment description									The lease provides for rent payments to be made by the Company for each of 13 rent periods per year, with each rent period comprised of four weeks. The lease provides for an initial base rent payment equal to the greater of: (i) $10,000 per rent period, or (ii) 7.5% of the Youngerman Circle Restaurant's net sales for the applicable rent period. Commencing on the fifth (5th) anniversary and continuing every five years thereafter, the base rent will be equal to the sum of: (i) the average base rent previously in effect for the preceding five-year period, and (ii) the product of such previous average base rent multiplied by 7.5%. The lease has an initial term of 20 years and provides the Company with an option to extend the lease for two additional five-year periods. The Company agreed to guarantee Seediv's payment and performance of all of its obligations under the lease.	An additional annual rent payment equal to the amount by which 6% of the restaurant's annual gross sales exceeds $1,200,000. The lease had an initial term of three years and provided DWG Acquisitions with an option to extend the lease for three additional three-year periods. The lease expired on June 30, 2018 and was not renewed by DWG Acquisitions. Upon the expiration of the lease, DWG Acquisitions entered into a month-to- month tenancy with Arquette Development pursuant to which DWAG PCB, LLC, a Florida limited liability company that is a wholly-owned subsidiary of the Company ("DWAG PCB"), makes monthly rent payments of $3,000 to Arquette Development on behalf of DWG Acquisitions.	DWG Acquisitions entered into a triple net lease with Raceland QSRfor the Youngerman Circle Restaurant. The lease provides for a monthly rent payment equal to 7% of the restaurant's monthly net sales. The lease has an initial term of 10 years and renews automatically for additional one-year terms unless prior written notice is provided by either party.	The lease has an initial term of 53 months and provides DWG Acquisitions with an option to extend the lease by an additional term of 60 months.
Area of land lease covers | ft²								3,400
Percentage of monthly rent payment									7.50%		7.00%
Accounts payable and accrued expenses																			41,512
Dwg Acquisitions LLC [Member] | Franchise Agreement [Member]
Related Party Transaction [Line Items]
Royalties and franchise fees														$ 249,934	$ 134,062	$ 403,174	$ 287,302		$ 204,391
Seediv, LLC [Member] | Racing Qsr Llc [Member]
Related Party Transaction [Line Items]
Purchase price for the property							$ 2,000,000
Amount of deposit required with in ten days of agreement							$ 10,000
Seediv, LLC [Member] | Asset Purchase Agreement [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity			$ 622,929
Seenu G. Kasturi [Member]
Related Party Transaction [Line Items]
Equity interest rate														89.40%		89.40%		88.10%
Accounts payable and accrued expenses														$ 1,692,005		$ 1,692,005		$ 1,965,524
Seenu G. Kasturi [Member] | Blue Victory Holdings, Inc [Member]
Related Party Transaction [Line Items]
Equity interest rate														90.00%		90.00%				90.00%
Seenu G. Kasturi [Member] | ARC WingHouse and Store Master Funding [Member]
Related Party Transaction [Line Items]
Base annual rent																					$ 1,904,763	$ 2,041,848
Seenu G. Kasturi [Member] | Series A Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Equity interest rate														100.00%		100.00%		100.00%
Stock issued during period, shares | shares																		449,581
Seenu G. Kasturi [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares | shares																		508,600
Seenu G. Kasturi [Member] | Common Stock [Member] | Mr. Kasturi [Member]
Related Party Transaction [Line Items]
Ownership percentage in common stock of company														6.90%		6.90%		18.30%
Mr. Kasturi [Member] | Custodian Agreement [Member]
Related Party Transaction [Line Items]
Acquired outstanding | shares						666,667
Stock issued during period, shares | shares						718,563
Proceeds from sale of debt and equity securities						$ 2,000,000
Debt instrument principal amount						$ 2,500,000